SCHEDULE OF GROSS UNCERTAIN TAX POSITIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance- December 31, 2021	$ 128
Additions for current year tax positions	37	128
Additions for current year tax positions	(37)	(128)
Balance- December 31, 2022	$ 91	$ 128